Shareholder Report, Holdings (Details) - Fidelity Municipal Bond Opportunities ETF	Jul. 31, 2026
TS0Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
TS1Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
TS2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
TS3Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
TS4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
RS0Member
Holdings [Line Items]
Percent of Net Asset Value	27.60%
RS1Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
RS2Member
Holdings [Line Items]
Percent of Net Asset Value	13.60%
RS3Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
RS4Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
RS5Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
RS6Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	37.70%
QDAMember
Holdings [Line Items]
Percent of Net Asset Value	28.90%
QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	11.70%
QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	11.00%
QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%